Consolidated Statements of Comprehensive Income (Loss) Statement - CAD		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
Net earnings (loss)		CAD (118,000,000)	CAD 276,000,000		CAD 116,000,000
Other comprehensive income (loss)
Net actuarial gains (losses) on defined benefit plans, net of tax		(6,000,000)	8,000,000	[1]	4,000,000	[1]
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[2]	(1,000,000)	(1,000,000)		3,000,000
Total items that will not be reclassified subsequently to net earnings		(7,000,000)	7,000,000		7,000,000
Net gains on translating net assets of foreign operations, net of hedges and of tax	[3]	(80,000,000)	(71,000,000)		247,000,000
Reclassification of translation gains on net assets of divested foreign operations (Note 4)		(9,000,000)	0		(10,000,000)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[4]	50,000,000	18,000,000		(172,000,000)
Reclassification of losses on financial instruments designated as hedges of divested foreign operations, net of tax	[5]	14,000,000	0		6,000,000
Net gains on derivatives designated as cash flow hedges, net of tax	[6]	214,000,000	179,000,000		375,000,000
Reclassification of gains on derivatives designated as cash flow hedges to net earnings, net of tax	[7]	(107,000,000)	(48,000,000)		(194,000,000)
Total items that will be reclassified subsequently to net earnings		82,000,000	78,000,000		252,000,000
Other comprehensive income		75,000,000	85,000,000		259,000,000
Total comprehensive income (loss)		(43,000,000)	361,000,000		375,000,000
Total comprehensive income (loss) attributable to:
TransAlta shareholders		(74,000,000)	215,000,000		272,000,000
Non-controlling interests (Note 11)		31,000,000	146,000,000		103,000,000
Net actuarial gains (losses)		(4,000,000)	4,000,000		0
Income tax relating to gains (losses) on derivatives designated as cash flow hedges		0	0		1,000,000
Income tax relating to exchange differences on translation of other comprehensive income		0	11,000,000		0
Income Tax Relating To Actuarial Gains (Losses) Arising From Changes In Financial Assumptions Of Other Comprehensive Income		11,000,000	0		0
Income tax relating to hedges of net investments in foreign operations of other comprehensive income		2,000,000	5,000,000		7,000,000
Income tax recovery relating to reclassification Of Losses on financial instruments designed as hedges of divested foreign operations		2,000,000	0		1,000,000
Income tax expense (recovery) relating to gains on derivatives designated as cash flow hedges of other comprehensive income		(77,000,000)	(92,000,000)		(138,000,000)
Income tax expense relating to reclassification of gains on derivatives designated as cash flow hedges to net earnings		CAD 31,000,000	CAD 41,000,000		CAD 50,000,000

[1]	(1) Net of income tax recovery of 4 for the year ended Dec. 31, 2017 (2016 - 4 expense, 2015 - nil ).
[2]	(2) Net of income tax expense of nil for the year ended Dec. 31, 2017 (2016 - nil , 2015 - 1 expense).
[3]	(3) Net of income tax expense of nil for the year ended Dec. 31, 2017 (2016 - 11, 2015 - nil).
[4]	(5) Net of income tax expense of 2 for the year ended Dec. 31, 2017 (2016 - 5 expense, 2015 - 7 expense)
[5]	(6) Net of reclassification of income tax recovery of 2 for the year ended Dec. 31, 2017 (2016 - nil recovery, 2015 - 1 recovery).
[6]	(7) Net of income tax recovery of 77 for the year ended Dec. 31, 2017 (2016 - 92 expense, 2015 - 138 expense).
[7]	(8) Net of reclassification of income tax expense of 31 for the year ended Dec. 31, 2017 (2016 - 41 expense, 2015 - 50 expense).